Borrowings (Details Textual)_1	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Supplier Finance arrangements [Member]
Disclosure Of Borrowings [Line Items]
Description of supplier finance arrangements terms and conditions	- Terms and conditions: i) Payable to MSME-TReDS- The Group has a supplier finance arrangement with State Bank of India, Indian Bank, Bank of India under which MSME suppliers are to be paid within 45 days of deemed acceptance date. No guarantees or collateral are provided under the arrangement. ii) Vendor bill discounting- The Group has a supplier finance arrangement with Federal Bank, HSBC bank, DBS bank, HDFC Bank and JP Morgan bank, under which suppliers (other than MSME) have to be paid within 0 to 65 days of invoice date. No guarantees or collateral are provided under the arrangement.
Buyers credit facilities [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	5.98%
Buyers credit facilities [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.08%
Working capital facility [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	These loans are repayable over a period of 10 days to 94 days	(Previous year: 43 days to 180 days)
Working capital facility [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	6.31%	8.10%
Working capital facility [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.50%	8.95%